Restricted Cash (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restricted Cash [Abstract]
Schedule of Restricted Cash
As of September 30, 2017 and December 31, 2016, restricted cash consisted of the following (in thousands):

	September 30,	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$116,513	$197,201

Non-current restricted cash
Liquefaction Project	—	73,339

As of December 31, 2016 and 2015, restricted cash consisted of the following (in thousands):

	December 31,
	2016	2015
Current restricted cash
Liquefaction Project	$197,201	$46,770

Non-current restricted cash
Liquefaction Project	73,339	—